CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors Life Insurance Company(R) Variable Account B, 333-51971 (1933 Act File No. 333-51971, 1940 Act File No. 811-08017)
("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 3 ("Amendment No. 3") to its Registration Statement and (b) that Amendment No. 3 was filed electronically.


Dated:  May 3, 2000                 By: /s/ Mark F. Muething
                                            Mark F. Muething